Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	¥ 1,182,590	¥ 717,309	¥ 760,701
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	(18,931)	3,350	117,042
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(25,469)	(18,465)	58,635
Share of other comprehensive income of investments accounted for using the equity method	8,300	292	1,786
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	56	(474)	(682)
Exchange differences on translating foreign operations	875,050	422,960	680,724
Share of other comprehensive income of investments accounted for using the equity method	54,353	30,429	77,447
Total other comprehensive income, net of tax	893,359	438,092	934,952
Comprehensive income for the year	2,075,949	1,155,401	1,695,653
Comprehensive income for the year attributable to:
Owners of the parent	1,981,448	1,081,429	1,619,997
Non-controlling interests	¥ 94,501	¥ 73,972	¥ 75,656